FAIR VALUE MEASUREMENTS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Fair Value Disclosures [Abstract]
Schedule of fair value, assets and liabilities measured on recurring basis
	Level 1	Level 2	Level 3	Total
As of June 30, 2021
Assets:
Investment – Cansativa	—	—	1,528	1,528
Total Assets	—	—	1,528	1,528
Liabilities:
Loans and borrowings	—	6,559	—	6,559
Warrant liability	—	—	22,736	22,736
Convertible notes	—	27,119	—	27,119
Total Liabilities	$—	$33,678	$22,736	$56,414

As of December 31, 2020
Assets:
Investment – Cansativa	—	—	1,553	1,553
Total Assets	$—	$—	$1,553	$1,553
Liabilities:
Loans and borrowings	$—	$6,701	$—	$6,701
Warrant liability	—	—	19,061	$19,061
Convertible notes	—	27,142	—	$27,142
Total Liabilities	$—	$33,843	$19,061	$52,904

	Level 1	Level 2	Level 3	Total
As of December 31, 2020
Assets:
Investment – Lift & Co	$—	$—	$—	$—
Investment – Cansativa	—	—	1,553	1,553
Total Assets	—	—	1,553	1,553
Liabilities:
Loans and borrowings	—	6,701	—	6,701
Warrant liability	—	—	19,061	19,061
Convertible notes	—	27,142	—	27,142
Total Liabilities (Restated)(a)	$—	$33,843	$19,061	$52,904

As of December 31, 2019
Assets:
Investment – Lift & Co	$319	$57	$—	$376
Investment – Cansativa	—	—	1,701	1,701
Total Assets	$319	$57	$1,701	$2,077
Liabilities:
Loans and borrowings	$—	$7,162	$—	$7,162
Convertible notes		26,566		$26,566
Total Liabilities	$—	$33,728	$—	$33,728

Schedule of Changes in the Fair Value of Warrant Liabilities
Private Placement Warrants	Total Warrant Liability
Warrant liability at December 31, 2020	$19,061
Change in fair value of warrant liability	$4,851
Warrant liabilities at March 31, 2021	$23,912
Change in fair value of warrant liabilities	$(1,176)
Warrant liabilities at June 30, 2021	$22,736

Schedule of Fair Value Measurement Inputs and Valuation Techniques
	As of
	June 30, 2021	December 31, 2020
Risk-free interest rate	0.76%	0.43%
Expected volatility	60%	60%
Share Price	$10.15	$8.90
Exercise Price	$11.50	$11.50
Expiration date	December 18, 2025	December 18, 2025